Subsequent Event	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent Event

22.	Subsequent Event:

In January 2026, the Company settled 1,143,239 vested RSUs through cash payments in lieu of issuing equity instruments. The total cash paid for the surrender of vested awards was $1,605, of which $1,018 was paid to related parties.